Loans, allowance for loan losses and credit quality (Tables)	3 Months Ended
Jun. 30, 2012
Loans, allowance for loan losses and credit quality
Loans
Loans
end of	2Q12	1Q12	4Q11	2Q11

Loans (CHF million)

Mortgages	90,618	89,598	88,255	86,374

Loans collateralized by securities	26,281	25,950	26,461	25,725

Consumer finance	7,176	6,320	6,695	6,024

Consumer	124,075	121,868	121,411	118,123

Real estate	26,116	25,605	25,185	24,163

Commercial and industrial loans	61,813	59,363	59,998	52,733

Financial institutions	25,256	23,473	25,373	23,674

Governments and public institutions	2,903	2,346	2,390	2,285

Corporate & institutional	116,088	110,787	112,946	102,855

Gross loans	240,163	232,655	234,357	220,978

of which held at amortized cost	219,648	213,787	213,663	201,787

of which held at fair value	20,515	18,868	20,694	19,191

Net (unearned income)/deferred expenses	(71)	(51)	(34)	(32)

Allowance for loan losses	(928)	(908)	(910)	(916)

Net loans	239,164	231,696	233,413	220,030

Gross loans by location (CHF million)

Switzerland	149,042	148,181	146,737	142,091

Foreign	91,121	84,474	87,620	78,887

Gross loans	240,163	232,655	234,357	220,978

Impaired loan portfolio (CHF million)

Non-performing loans	921	993	758	880

Non-interest-earning loans	298	228	262	272

Total non-performing and non-interest-earning loans	1,219	1,221	1,020	1,152

Restructured loans	36	8	18	46

Potential problem loans	519	497	680	446

Total other impaired loans	555	505	698	492

Gross impaired loans	1,774	1,726	1,718	1,644

Allowance for loan losses
Allowance for loan losses by loan portfolio
	2Q12			1Q12			2Q11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	295	613	908	289	621	910	281	693	974

Net movements recognized in statements of operations	25	(1)	24	22	5	27	2	1	3

Gross write-offs	(22)	(22)	(44)	(26)	(17)	(43)	(17)	(30)	(47)

Recoveries	3	9	12	11	8	19	14	1	15

Net write-offs	(19)	(13)	(32)	(15)	(9)	(24)	(3)	(29)	(32)

Provisions for interest	2	2	4	3	5	8	1	2	3

Foreign currency translation impact and other adjustments, net	1	23	24	(4)	(9)	(13)	(12)	(20)	(32)

Balance at end of period	304	624	928	295	613	908	269	647	916

of which individually evaluated for impairment	239	443	682	230	437	667	198	470	668

of which collectively evaluated for impairment	65	181	246	65	176	241	71	177	248

Gross loans held at amortized cost (CHF million)

Balance at end of period	124,064	95,584	219,648	121,857	91,930	213,787	118,118	83,669	201,787

of which individually evaluated for impairment	558	832	1,390	553	920	1,473	538	837	1,375

of which collectively evaluated for impairment	123,506	94,752	218,258	121,304	91,010	212,314	117,580	82,832	200,412

	6M12			6M11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	289	621	910	279	738	1,017

Net movements recognized in statements of operations	47	4	51	14	1	15

Gross write-offs	(48)	(39)	(87)	(41)	(67)	(108)

Recoveries	14	17	31	20	3	23

Net write-offs	(34)	(22)	(56)	(21)	(64)	(85)

Provisions for interest	5	7	12	2	3	5

Foreign currency translation impact and other adjustments, net	(3)	14	11	(5)	(31)	(36)

Balance at end of period	304	624	928	269	647	916

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	2Q12			1Q12			2Q11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	2,445	2,793	0	916	916	0	541	541

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0	0	0	0

Reclassifications to loans held-for-sale [3]	0	341	341	0	475	475	0	286	286

Sales [3]	0	264	264	0	443	443	0	113	113

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Purchases, reclassifications and sales (continued)
	6M12			6M11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	3,361	3,709	0	2,077	2,077

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0

Reclassifications to loans held-for-sale [3]	0	816	816	0	656	656

Sales [3]	0	707	707	0	483	483

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2Q12 (CHF million)

Mortgages	380	705	11,686	57,485	19,545	572	16	17	0	212	90,618

Loans collateralized by securities	27	41	515	22,682	2,814	99	0	33	0	70	26,281

Consumer finance	3	6	72	3,257	2,589	562	55	4	314	303	7,165

Consumer	410	752	12,273	83,424	24,948	1,233	71	54	314	585	124,064

Real estate	318	253	1,479	13,230	10,066	393	0	3	0	64	25,806

Commercial and industrial loans	294	259	1,597	22,458	21,101	3,313	146	7	50	753	49,978

Financial institutions	3,414	1,998	3,993	5,479	2,256	655	2	45	0	158	18,000

Governments and public institutions	123	51	331	579	137	100	473	0	0	6	1,800

Corporate & institutional	4,149	2,561	7,400	41,746	33,560	4,461	621	55	50	981	95,584

Gross loans held at amortized cost	4,559	3,313	19,673	125,170	58,508	5,694	692	109	364	1,566	219,648

Value of collateral [1]	3,826	2,256	18,187	114,600	48,318	3,461	112	96	10	847	191,713

4Q11 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2Q12 (CHF million)

Mortgages	90,281	107	58	8	164	337	90,618

Loans collateralized by securities	26,031	216	7	12	15	250	26,281

Consumer finance	6,351	483	83	75	173	814	7,165

Consumer	122,663	806	148	95	352	1,401	124,064

Real estate	25,686	80	4	9	27	120	25,806

Commercial and industrial loans	49,249	399	43	116	171	729	49,978

Financial institutions	17,733	225	1	15	26	267	18,000

Governments and public institutions	1,770	30	0	0	0	30	1,800

Corporate & institutional	94,438	734	48	140	224	1,146	95,584

Gross loans held at amortized cost	217,101	1,540	196	235	576	2,547	219,648

4Q11 (CHF million)

Mortgages	88,016	48	12	6	173	239	88,255

Loans collateralized by securities	26,254	180	11	3	13	207	26,461

Consumer finance	5,886	496	86	50	167	799	6,685

Consumer	120,156	724	109	59	353	1,245	121,401

Real estate	24,840	41	3	1	29	74	24,914

Commercial and industrial loans	47,085	454	90	50	169	763	47,848

Financial institutions	17,550	78	2	48	36	164	17,714

Governments and public institutions	1,785	1	0	0	0	1	1,786

Corporate & institutional	91,260	574	95	99	234	1,002	92,262

Gross loans held at amortized cost	211,416	1,298	204	158	587	2,247	213,663

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2Q12 (CHF million)

Mortgages	174	15	189	0	65	65	254

Loans collateralized by securities	59	11	70	0	0	0	70

Consumer finance	268	28	296	0	15	15	311

Consumer	501	54	555	0	80	80	635

Real estate	41	5	46	0	21	21	67

Commercial and industrial loans	271	171	442	36	360	396	838

Financial institutions	108	62	170	0	58	58	228

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	420	244	664	36	439	475	1,139

Gross impaired loans	921	298	1,219	36	519	555	1,774

4Q11 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

Gross impaired loan detail
Gross impaired loan detail
	2Q12			4Q11

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	216	205	41	217	206	41

Loans collateralized by securities	69	65	57	85	83	50

Consumer finance	273	258	141	303	288	131

Consumer	558	528	239	605	577	222

Real estate	53	46	19	46	38	20

Commercial and industrial loans	555	523	326	734	709	318

Financial institutions	218	216	92	156	154	84

Governments and public institutions	6	5	6	6	5	6

Corporate & institutional	832	790	443	942	906	428

Gross impaired loans with a specific allowance	1,390	1,318	682	1,547	1,483	650

Mortgages	38	38	–	46	46	–

Loans collateralized by securities	1	1	–	1	1	–

Consumer finance	38	38	–	13	13	–

Consumer	77	77	–	60	60	–

Real estate	14	14	–	15	15	–

Commercial and industrial loans	283	280	–	80	80	–

Financial institutions	10	10	–	16	16	–

Corporate & institutional	307	304	–	111	111	–

Gross impaired loans without specific allowance	384	381	–	171	171	–

Gross impaired loans	1,774	1,699	682	1,718	1,654	650

of which consumer	635	605	239	665	637	222

of which corporate & institutional	1,139	1,094	443	1,053	1,017	428

Gross impaired loan detail (continued)
	2Q12			1Q12			2Q11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	218	1	1	214	0	0	237	0	0

Loans collateralized by securities	68	1	0	69	0	0	39	0	0

Consumer finance	273	0	0	289	2	2	264	1	0

Consumer	559	2	1	572	2	2	540	1	0

Real estate	53	0	0	58	0	0	59	1	1

Commercial and industrial loans	575	0	0	701	2	1	655	1	1

Financial institutions	223	1	1	206	0	0	151	0	0

Governments and public institutions	6	0	0	6	0	0	6	0	0

Corporate & institutional	857	1	1	971	2	1	871	2	2

Gross impaired loans with a specific allowance	1,416	3	2	1,543	4	3	1,411	3	2

Mortgages	47	0	0	51	0	0	38	0	0

Loans collateralized by securities	1	0	0	1	0	0	1	0	0

Consumer finance	37	0	0	30	0	0	13	0	0

Consumer	85	0	0	82	0	0	52	0	0

Real estate	19	0	0	16	0	0	57	3	3

Commercial and industrial loans	307	2	2	103	0	0	155	0	0

Financial institutions	11	0	0	12	0	0	4	0	0

Corporate & institutional	337	2	2	131	0	0	216	3	3

Gross impaired loans without specific allowance	422	2	2	213	0	0	268	3	3

Gross impaired loans	1,838	5	4	1,756	4	3	1,679	6	5

of which consumer	644	2	1	654	2	2	592	1	0

of which corporate & institutional	1,194	3	3	1,102	2	1	1,087	5	5

Gross impaired loan detail (continued)
	6M12			6M11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	219	1	1	240	1	0

Loans collateralized by securities	68	1	0	43	0	0

Consumer finance	285	2	2	285	1	0

Consumer	572	4	3	568	2	0

Real estate	54	0	0	60	1	1

Commercial and industrial loans	624	2	1	659	3	3

Financial institutions	215	1	1	167	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	899	3	2	892	4	4

Gross impaired loans with a specific allowance	1,471	7	5	1,460	6	4

Mortgages	51	0	0	53	0	0

Loans collateralized by securities	1	0	0	1	0	0

Consumer finance	36	0	0	16	0	0

Consumer	88	0	0	70	0	0

Real estate	18	0	0	61	3	3

Commercial and industrial loans	236	2	2	192	0	0

Financial institutions	11	0	0	4	0	0

Corporate & institutional	265	2	2	257	3	3

Gross impaired loans without specific allowance	353	2	2	327	3	3

Gross impaired loans	1,824	9	7	1,787	9	7

of which consumer	660	4	3	638	2	0

of which corporate & institutional	1,164	5	4	1,149	7	7